As filed with the Securities and Exchange Commission on April 29, 2026

Securities Act File No. 333-292406

Investment Company Act File No. 811-24074

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

Registration Statement
Under
the Securities Act of 1933	☒

Pre-Effective Amendment No. 4	☒

and/or

Registration Statement
Under
the Investment Company Act of 1940	☒

Amendment No. 7	☒

MORGAN STANLEY PRIVATE MARKETS AND ALTERNATIVES FUND

(Exact name of Registrant as specified in Charter)

60 East 42nd Street

26th Floor

New York, NY 10165

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (212) 994-7400

Nick Veronis

iCapital Fund Advisors LLC

60 East 42nd Street

26th Floor

New York, NY 10165

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

Alexander C. Karampatsos, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box ☐

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box ☐

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box ☐

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c) of the Securities Act

☐	immediately upon filing pursuant to paragraph (b) of Rule 486

☐	on (date) pursuant to paragraph (b) of Rule 486

☐	60 days after filing pursuant to paragraph (a) of Rule 486

☐	on (date) pursuant to paragraph (a) of Rule 486

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 4 to the Registration Statement of Morgan Stanley Private Markets and Alternatives Fund (the “Registrant”) on Form N-2 incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) relating to the Morgan Stanley Private Markets and Alternatives Fund contained in Pre-Effective Amendment No. 3, which was filed with the U.S. Securities and Exchange Commission on April 24, 2026. The Registrant’s Other Information (Part C) is filed herewith.

PART C - OTHER INFORMATION

ITEM 25.	FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements:

Part A: Financial Highlights (Unaudited) for the Period August 1, 2025 to January 31, 2026 are included in Part B of the Registration Statement.

Part B: The following financial statements of the Registrant are included in Part B of this Registration Statement:

Portfolio of Investments (Unaudited) for the Period August 1, 2025 to January 31, 2026.

Statement of Assets and Liabilities (Unaudited) for the Period August 1, 2025 to January 31, 2026.

Statement of Operations (Unaudited) for the Period August 1, 2025 to January 31, 2026.

Statement of Changes in Net Assets (Unaudited) for the Period August 1, 2025 to January 31, 2026.

Statement of Cash Flows (Unaudited) for the Period August 1, 2025 to January 31, 2026.

Statement of Financial Highlights (Unaudited) for the Period August 1, 2025 to January 31, 2026.

Notes to Financial Statements (Unaudited) for the Period August 1, 2025 to January 31, 2026.

Statement of Assets and Liabilities (Audited) for the Period ended June 12, 2025.

Statement of Operations (Audited) for the Period March 11, 2025 to June 12, 2025.

Notes to Financial Statements (Audited) for the Period March 11, 2025 to June 12, 2025.

(2)	Exhibits:

(a)(1)	Certificate of Trust (1)
(a)(2)	Initial Declaration of Trust (1)
(a)(3)	Amended and Restated Declaration of Trust (2)
(b)	By-Laws (2)
(c)	Not Applicable.
(d)	Multiple Class Plan Pursuant to Rule 18f-3 (2)
(e)	Dividend Reinvestment Plan (2)
(f)	Not Applicable.
(g)(1)	Amended and Restated Investment Management Agreement (4)
(g)(2)	Amended and Restated Investment Sub-Advisory Agreement (4)
(h)	Distribution Agreement (2)
(i)	Not Applicable.
(j)(1)	Custody Agreement between UMB Bank, N.A. and the Registrant (2)
(k)(1)	Master Services Agreement between Ultimus Fund Solutions, LLC and the Registrant (2)
(k)(2)	Amended and Restated Expense Reimbursement Agreement (5)
(k)(3)	Organizational and Initial Offering Expense Reimbursement Agreement (5)
(k)(4)	Amended and Restated Organizational and Initial Offering Expense Reimbursement Agreement (4)
(k)(5)	Amended and Restated Distribution and Service Plan (4)
(k)(6)	Form of Fund of Funds Investment Agreement (2)
(l)	Opinion and Consent of Dechert LLP (6)
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm (6)
(o)	Not Applicable.
(p)	Not Applicable.
(q)	Not Applicable.
(r)(1)	Code of Ethics of the Registrant (2)
(r)(2)	Code of Ethics of the Adviser and Distributor (2)
(r)(3)	Code of Ethics of the Sub-Adviser (4)
(s)(1)	Powers of Attorney for Mark Gersten, Anita Krug, Christopher Russell and Nicholas Veronis (3)
(s)(2)	Filing Fee Exhibit (4)

(1) Previously filed on April 7, 2025 with Registrant’s Registration Statement on Form N-2 (File No. 811-24074) and incorporated by reference herein.

(2) Previously filed on June 23, 2025 with Registrant’s Registration Statement on Form N-2 (File No. 811-24074) and incorporated by reference herein.

(3) Previously filed on December 23, 2025 with Registrant’s Registration Statement on Form N-2 (File No. 811-24074) and incorporated by reference herein.

(4) Previously filed on April 2, 2026 with Registrant’s Registration Statement on Form N-2 (File No. 811-24074) and incorporated by reference herein.

(5) Previously filed on April 24, 2026 with Registrant’s Registration Statement on Form N-2 (File No. 811-24074) and incorporated by reference herein.

(6) Filed herewith.

ITEM 26.	MARKETING ARRANGEMENTS

The information contained under the heading “Plan of Distribution” in the prospectus that forms a part of this Registration Statement is incorporated herein by reference.

ITEM 27.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Printing	$22,000
Accounting fees and expenses	$30,000
Legal fees and expenses	$646,978
Miscellaneous	$0
Total	$698,978

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

No person is directly or indirectly under common control with Registrant, except that the Registrant may be deemed to be controlled by iCapital Fund Advisors LLC (the “Adviser”), the investment adviser to the Registrant. The Adviser was formed under the laws of the State of Delaware in 2024. Additional information regarding the Adviser is set out in its Form ADV, as filed with the Securities and Exchange Commission.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of holders of securities of the Registrant as of March 19, 2026:

Title of Class	Number of Record Holders
Shares of Beneficial Interest, Class A	6,046
Shares of Beneficial Interest, Class I	1,459

ITEM 30.	INDEMNIFICATION

Reference is made to Section 8 of Registrant’s Declaration of Trust filed as Exhibit (2)(a)(3) to this Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Adviser, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by the Adviser, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by the Adviser, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust in a manner consistent with Investment Company Act Release No. 11330 (Sept. 4, 1980) issued by the Securities and Exchange Commission, so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act contained in that release remains in effect.

Registrant, in conjunction with the Adviser and Registrant’s Board of Trustees, maintains insurance on behalf of any person who is or was an Independent Trustee, officer, employee, or agent of Registrant, against certain liability asserted against him or her and incurred by him or her or arising out of his or her position. In no event, however, will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which Registrant itself is not permitted to indemnify.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each managing director, executive officer or partner of the Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set out in Registrant’s Prospectus in the section entitled “Management of the Fund” and to the section of the Statement of Additional Information captioned “Management of the Fund.” The information required by this Item 31 with respect to each director, officer or partner of the Adviser is incorporated by reference to Form ADV with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

The Administrator maintains the required accounting related and financial books and other records of the Registrant at 80 Arkay Drive, Hauppauge, NY 11788.

ITEM 33.	MANAGEMENT SERVICES

Not Applicable.

ITEM 34.	UNDERTAKINGS

(1)	Registrant undertakes to suspend the offering of its Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement;

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) not applicable;

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)	Not Applicable.

(5)	Not Applicable.

(6)	Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(7)	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Morgan Stanley Private Markets and Alternatives Fund has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of April, 2026.

Morgan Stanley Private Markets and Alternatives Fund

/s/ Nicholas Veronis
By:	Nicholas Veronis
Title:	Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark D. Gersten*
Mark D. Gersten	Trustee	April 29, 2026

/s/ Anita K. Krug*
Anita K. Krug	Trustee	April 29, 2026

/s/ Christopher Russell*
Christopher Russell	Trustee	April 29, 2026

/s/ Nicholas Veronis
Nicholas Veronis	Trustee, Principal Executive Officer and President	April 29, 2026

/s/ Indira Mahadeo
Indira Mahadeo	Treasurer, Principal Financial Officer and Principal Accounting Officer	April 29, 2026

*By:	/s/ Nicholas Veronis
Nicholas Veronis
Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

(l)	Opinion and Consent of Dechert LLP
(n)	Consent of Independent Registered Public Accounting Firm